COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 12
Guaranteed operating lease commitments	53		163
Operating Leased Assets [Line Items]
Operating leases expense	172	361
Long-term Purchase Commitment [Line Items]
Research and development, net	877	740
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	680
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	509
Maintenance fees/royalties, noncurrent	371
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	195
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	313
Maintenance fees/royalties, noncurrent	205
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	495
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	330
BIRD Royalty-Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Required grant repayment, percent of grants received	100.00%
Maximum repayment amount in the event of nonpayment, percent of grants received	150.00%
Grants received, offset against research and development	500
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	82
Motor vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expense	$ 41	$ 18